UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-5452

Name of Registrant: Putnam Premier Income Trust

Address of Principal Executive Offices: One Post Office Square Boston, Massachusetts 02109

Name and address of agent of service: Beth S. Mazor, Vice President Putnam Premier Income Trust One Post Office Square Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110

Registrant's telephone number including area code: (617) 292-1000

Date of fiscal year end: 07/31

Date of Reporting Period: 07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record

========================= PUTNAM PREMIER INCOME TRUST ==========================

COINMACH SERVICE CORP

Ticker:	DRY		Security ID:	19259W107
Meeting Date: JUL 27,		2005	Meeting Type: A
Record Date: JUN 14,		2005

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.01	Elect Stephen R. Kerrigan			For	Withhold	Management
1.02	Elect James N. Chapman			For	Withhold	Management
1.03	Elect David A. Donnini			For	Withhold	Management
1.04	Elect Woody M. McGee			For	Withhold	Management
1.05	Elect Bruce V. Rauner			For	Withhold	Management
1.06	Elect John R. Scheessele			For	Withhold	Management
2.00	Ratify selection of auditors			For	For	Management
3.00	Approve other business			For	Against	Management

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CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI		Security ID:	228227104
Meeting Date: MAY 25,		2006	Meeting Type: Annual
Record Date: MAR 31,		2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Ari Q. Fitzgerald			For	Withhold	Management
1.2	Elect Director John P. Kelly			For	Withhold	Management
1.3	Elect Director Robert E. Garrison, II			For	Withhold	Management
2	Ratify Auditors			For	Abstain	Management

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DOBSON COMMUNICATION CORPORATION

Ticker:	DCEL		Security ID:	256069105
Meeting Date: JUN 7, 2006			Meeting Type: Annual
Record Date: APR 17,		2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Everett R. Dobson			For	For	Management
1.2	Elect Director Stephen T. Dobson			For	For	Management
1.3	Elect Director Robert A. Schriesheim			For	For	Management
2	Amend Omnibus Stock Plan			For	Against	Management
3	Ratify Auditors			For	For	Management

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GENESIS HEALTHCARE CORP.

Ticker:	GHCI		Security ID:	37184D101

Meeting Date: FEB		22, 2006	Meeting Type: Annual
Record Date: JAN		6, 2006

# Proposal				Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Robert H. Fish			For	For	Management
1.2	Elect Director Charles W. McQueary			For	For	Management
1.3	Elect Director Charlene Connolly Quinn			For	For	Management

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ION MEDIA NETWORKS INC

Ticker:	ION		Security ID:	704231604
Meeting Date: JUN		23, 2006	Meeting Type: Annual
Record Date: APR		24, 2006

# Proposal				Mgt Rec	Vote Cast	Sponsor
1	Elect Director Frederick M. R. Smith			For	For	Management
2	Change Company Name			For	For	Management
3	Increase Authorized Common Stock			For	For	Management
4	Approve Omnibus Stock Plan			For	Against	Management
5	Ratify Auditors			For	For	Management

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IWO HOLDINGS, INC.

Ticker:			Security ID:	45071TAF2
Meeting Date: MAR		20, 2006	Meeting Type: Written Consent
Record Date: MAR		2, 2006

# Proposal				Mgt Rec	Vote Cast	Sponsor
1	THE PROPOSED AMENDMENTS			None	Did Not	Management
Vote

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KNOLOGY, INC.

Ticker:	KNOL		Security ID:	499183804
Meeting Date: MAY		2, 2006	Meeting Type: Annual
Record Date: MAR		7, 2006

# Proposal				Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director O. Gene Gabbard			For	Withhold	Management
2	Approve Omnibus Stock Plan			For	Against	Management

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NORTHWESTERN CORP

Ticker:	NWEC		Security ID:	668074305
Meeting Date: JUL		14, 2005	Meeting Type: A

Record Date:		MAY 16, 2005

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.01	Elect Stephen P. Adik			For	For	Management
1.02	Elect E. Linn Draper Jr.			For	For	Management
1.03	Elect Jon S. Fossel			For	For	Management
1.04	Elect Michael J. Hanson			For	For	Management
1.05	Elect Julia L. Johnson			For	For	Management
1.06	Elect Philip L. Maslowe			For	For	Management
2.00	Ratify selection of auditors			For	For	Management

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PUTNAM PREMIER INCOME TRUST

Ticker:		PPT	Security ID:	746853100
Meeting Date: JUN 29, 2006		Meeting Type: Annual
Record Date:		APR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect	Director J.A. Baxter		For	Did Not	Management
Vote
1.2	Elect	Director C.B. Curtis		For	Did Not	Management
Vote
1.3	Elect	Director M.R. Drucker		For	Did Not	Management
Vote
1.4	Elect	Director C.E. Haldeman, Jr.		For	Did Not	Management
Vote
1.5	Elect	Director J.A. Hill		For	Did Not	Management
Vote
1.6	Elect	Director P.L. Joskow		For	Did Not	Management
Vote
1.7	Elect	Director E.T. Kennan		For	Did Not	Management
Vote
1.8	Elect	Director R.E. Patterson		For	Did Not	Management
Vote
1.9	Elect	Director G. Putnam, III		For	Did Not	Management
Vote
1.10	Elect	Director W.T. Stephens		For	Did Not	Management
Vote
1.11	Elect	Director R.B. Worley		For	Did Not	Management
Vote
2	Approve Conversion from Closed-End to			Against	Did Not	Management
	Open-End Fund				Vote
3	Approve Decrease in Size of Board			Against	Did Not	Management
Vote

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STERLING CHEMICALS, INC.

Ticker:		SCHI	Security ID:	859166100
Meeting Date: APR 21, 2006		Meeting Type: Annual
Record Date:		MAR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Richard K. Crump			For	Withhold	Management
1.2	Elect Director Dr. Peter Ting Kai Wu			For	Withhold	Management
2	Ratify Auditors			For	For	Management

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STERLING CHEMICALS, INC.

Ticker:	SCHI		Security ID:	859166AA8
Meeting Date: APR 21,		2006	Meeting Type: Annual
Record Date: MAR 3, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1	Elect Director John W. Gildea			For	Against	Management

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SUN HEALTHCARE GROUP INC

Ticker:	SUNH		Security ID:	866933401
Meeting Date: OCT 31,		2005	Meeting Type: S
Record Date: SEP 16,		2005

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.00	Approve common stock issuance			For	For	Management

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SUN HEALTHCARE GROUP, INC.

Ticker:	SUNH		Security ID:	866933401
Meeting Date: MAY 25,		2006	Meeting Type: Annual
Record Date: APR 6, 2006

#	Proposal			Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gregory S. Anderson			For	For	Management
1.2	Elect Director Tony M. Astorga			For	For	Management
1.3	Elect Director Christrian K. Bement			For	For	Management
1.4	Elect Director Michael J. Foster			For	For	Management
1.5	Elect Director Barbara B. Kennelly			For	For	Management
1.6	Elect Director Steven M. Looney			For	For	Management
1.7	Elect Director Richard K. Matros			For	For	Management
1.8	Elect Director Keith W. Pennell			For	For	Management
1.9	Elect Director Milton J. Walters			For	For	Management
2	Amend Omnibus Stock Plan			For	Against	Management
3	Ratify Auditors			For	For	Management

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TRAVELCENTERS OF AMERICA INC

Ticker:			Security ID:	894172113

Meeting Date: JUL	22,	2005	Meeting Type: C
Record Date: JUL	11,	2005

# Proposal				Mgt Rec	Vote Cast	Sponsor
1.00	Misc. management - Fund/Trust/Debtholders For				Against	Management

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WHX CORP

Ticker:			Security ID: 929248AB8
Meeting Date: JUL	11,	2005	Meeting Type: C
Record Date: JUN	14,	2005

# Proposal				Mgt Rec	Vote Cast	Sponsor
1.00	Approve plan of reorganization			For	Did Not	Management
					Vote

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM PREMIER INCOME TRUST __________________________________________________________________________ (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer

and Principal Executive Officer _______________________________________________________________________ (Signature & Title)

Date: August 11, 2006